Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Payment
Compensation Cost
	2013	2012	2011
Performance stock units	$381	$397	$388
Restricted stock and stock units	80	102	91
Other nonvested stock units	(3)	12	4
Other	-	-	6
Total	$458	$511	$489

Status Of Nonvested Stock Units Activity And Changes During Year
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2013	26	$28.55
Granted	11	35.36
Vested	(12)	27.99
Forfeited	(1)	31.10
Nonvested at December 31, 2013	24	$31.93